SHARE-BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended			12 Months Ended
	Apr. 23, 2012	Apr. 23, 2011	May 14, 2010	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year Number Of Shares				0
Exercise Price Per Share				$ 40.00	$ 40.00
Weighted Average Fair Value				$ 18.9
Share based compensation expenses				$ 0	$ 2,000	$ 316,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year Number of shares			100,000
Vested during the year Number of shares	50,000	50,000
Forfeited during the year Number of shares	50,000
Granted during the year Fair Value				$ 3.94
Restricted Stock or Unit Expense				0	0	197,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Fair Value			$ 1.89
Share based compensation expenses				$ 2,000	$ 2,000	$ 119,000
Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,500,000
Granted during the year Number Of Shares			180,000
Exercise Price Per Share			$ 4.00